Note 21 - Capital Management - Components of Capital (Details)	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Cash and cash equivalents and receivable from the sale of discontinued operations	$ 19,428,129
Shareholders' equity	$ 160,096,378